OTHER EXPENSES (INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Expense (Income) [Abstract]
Care and maintenance	$ 27	$ 51	$ 52
Governmental fiscal claims	24	13	15
Legacy tailings storage facilities obligations	73	34	52
Pension and medical defined benefit	1	3	6
Royalties received	(1)	0	(1)
Group reorganisation costs	44	14	15
Legal fees, claims and transaction costs	12	41	(1)
Other indirect taxes	17	(10)	(14)
Business integration costs	18	0	0
Contractor claims and rate settlements	33	0	0
Net other income	0	(2)	(20)
Other (expenses) income	248	144	104
Retrenchment costs	$ 6	$ 14	$ 6